Income Tax Expense	12 Months Ended
Dec. 31, 2025
Income Tax Expense [Abstract]
Income tax expense
26	Income tax expense

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.

British Virgin Islands (BVI)

Pursuant to the rules and regulations of the British Virgin Islands, the Group is not subject to any income tax in the British Virgin Islands.

Hong Kong

No provision for Hong Kong Profits Tax has been made for the subsidiary located in Hong Kong as the subsidiary has not derived any income subject to Hong Kong Profits Tax during the years.

Peoples Republic of China (PRC)

According to the PRC Corporate Income Tax (“CIT”) Law, the Group’s PRC subsidiaries are subject to PRC income tax at the statutory tax rate of 25%, unless otherwise specified.

Some subsidiaries within the Group are small-scale and micro-profit enterprises, paying corporate income tax at a rate of 20% based on 25% of the actual taxable amount resulting in a 5% statutory income tax rate.

The effect of the Group’s tax holiday on income tax expense is RMB3.4 million and RMB1.9 million in 2024 and 2025, respectively. The basic earnings per ordinary share effect of the Group’s tax holiday for the years ended December 31, 2024 and 2025 was RMB0.002 and RMB0.001, respectively. The diluted earnings per ordinary share effect of the Group’s tax holiday for the years ended December 31, 2024 and 2025 was RMB0.003 and RMB0.001, respectively.

Income tax expense, all of which relates to the PRC, consists of the following for the years ended December 31, 2023, 2024 and 2025:

	Year ended December 31
	2023	2024	2025
	RMB	RMB	RMB
Current tax expense	57,510,432	48,548,105	66,214,649
Deferred tax benefit	(16,493,414)	(38,044,032)	(179,918,382)

Total income tax expense (benefit)	41,017,018	10,504,073	(113,703,733)

The principal components of the deferred tax assets and liabilities are as follows:

	Year ended December 31
	2024	2025
	RMB	RMB
Deferred tax assets:
Allowance for credit losses	379,327,404	543,694,787
Debt securities	2,103,374	56,749,148
Guarantee liabilities	87,819,352	110,745,738
Net operating loss carry-forwards	12,183,421	18,135,138
Lease liabilities	5,347,435	3,059,073
Receivables from sales of loans	1,495,934	735,971
Other deferred tax assets	252,144	-

Total deferred tax assets	488,529,064	733,655,257

Valuation allowance	(12,183,421)	(18,135,138)

Deferred tax assets, net of valuation allowance	476,345,643	714,984,717

Net deferred tax assets	131,112,019	318,345,730

Deferred tax liabilities:
Intangible assets	(742,500)	(742,500)
Short term investments	-	-
Right-of-use assets	(6,262,498)	(2,940,108)
Intercompany receivables	(41,453,522)	(41,453,522)
Guarantee assets	(311,497,133)	(411,210,627)
Undistributed earnings from structured funds	(58,699,859)	(21,029,446)

Total deferred tax liabilities	(418,655,512)	(477,376,203)

Net deferred tax liabilities	(73,421,888)	(80,737,217)

Movement of valuation allowance:

	Year ended December 31
	2023	2024	2025
	RMB	RMB	RMB
At the beginning of year	9,116,290	10,041,747	12,183,421
Current year additions	2,096,152	8,090,197	6,492,530
Current year reversals	(722,911)	(3,884,082)	(205,135)
Current year expiration of carry-forwards	(447,784)	(2,064,441)	(335,678)

Net change in the valuation allowance	(925,457)	2,141,674	5,951,717

At the end of year	10,041,747	12,183,421	18,135,138

In assessing the recoverability of its deferred tax assets, management considers whether some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers reversing taxable temporary differences, carryback availability, projected future income and tax-planning strategies in making this assessment. Recovery of a substantial majority of the Group’s deferred tax assets is supported by reversing taxable temporary differences.

Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable, management believes that it is more likely than not that the Group will realize the benefits of its deferred tax assets, net of valuation allowance, as of December 31, 2024 and 2025.

Valuation allowances have been provided for certain deferred tax assets due to the uncertainty surrounding their realization. As of December 31,2024 and 2025, the valuation allowance on deferred tax assets, mainly arising from operating loss carryforwards, were provided because it was more likely than not that the Group will not be able to utilize the operating loss carryforwards generated by certain unprofitable subsidiaries.

The Group operates through its subsidiaries and VIEs. Since each entity files a separate tax return, the valuation allowance is considered on an individual entity basis.

As of December 31, 2025, the Group had net operating loss carryforwards of RMB72,540,552 from its subsidiaries registered in the PRC, which can be carried forward to offset future taxable income. The Group had deferred tax assets related to these net operating loss carryforwards of RMB 18,135,138. The net operating losses will expire in years in 2026 to 2030 if not utilized.

Management intends to indefinitely reinvest the undistributed earnings of the subsidiaries located in the PRC. The amount of the temporary difference in respect of investments in PRC subsidiaries is RMB2,706,513,294 as of December 31, 2025. Upon repatriation of the subsidiaries’ and the VIE’s earnings, in the form of dividends or otherwise, the Group would be subject to 10% PRC withholding income tax when making distribution to foreign parent companies. However, the Group was not subject to withholding income tax in 2025 because the Group did not make any distribution to foreign parent companies. The related unrecognized deferred tax liabilities were RMB270,651,329.

Income before income tax expense is as follows:

	Year ended December 31
	2023	2024	2025
	RMB	RMB	RMB
Cayman Islands	(9,006,814)	(6,407,208)	(6,887,634)
BVI	4,407,292	10,672,841	(575,764)
Hong Kong	(1,168,618)	2,344,219	(592,263)
PRC	211,402,719	41,678,667	(576,042,114)

Total	205,634,579	48,288,519	(584,097,775)

The reconciliation of the PRC statutory income tax rate of 25%, the income tax rate of the jurisdiction where the Group has substantially all of its operations, to the effective income tax rate is as follows:

	Year ended December 31
	2023	2024
	RMB	RMB

PRC statutory income tax rate	25%	25%
(Decrease)/increase in effective income tax rate resulting from:

Tax holiday	(3.48)%	(7.04)%
Tax-free income	(2.64)%	(9.82)%
Non-deductible share option expense	0.91%	7.71%
Other non-deductible expenses	0.42%	0.83%
Zero tax rate in foreign countries	0.84%	(2.21)%
Differential and preferential tax rates	(0.11)%	(1.09)%
Changes in valuation allowance	0.67%	8.71%
Research and development super-deduction	(1.01)%	(0.58)%
Changes in unrecognized tax benefits	(0.82)%	0.34%
Others	0.17%	(0.11)%

Effective income tax rate	19.95%	21.74%

The Group has adopted ASU No. 2023-09 on a prospective basis beginning January 1, 2025. In accordance with the updated requirements of ASU No. 2023-09 for the year ended December 31, 2025, a reconciliation between PRC statutory rate and the Group’s effective tax rate is as follows:

	Year ended December 31,2025
	RMB	%
PRC statutory income tax rate	(146,024,444)	25%
(Decrease)/increase in effective income tax rate resulting from:
Foreign Tax Effects	2,020,045	(0.35)%
Hong Kong:	2,020,045	(0.35)%
Statutory tax rate difference between Hong Kong and PRC	154,196	(0.03)%
Non-Taxable Income	1,865,849	(0.32)%
Tax holiday	(1,761,445)	0.30%
Tax-free income	26,520,703	(4.54)%
Other non-deductible expenses	252,691	(0.04)%
Changes in valuation allowance	6,287,395	(1.08)%
Research and development super-deduction	(1,269,304)	0.22%
Others	270,625	(0.05)%

Effective income tax rate	(113,703,733)	19.47%

The Group’s only major jurisdiction is China where tax returns generally remain open and subject to examination by tax authorities for tax years 1999 onwards. For the year ended December 31, 2025, income taxes paid amounted to RMB4,641,211 in mainland China, and nil in jurisdictions outside mainland China.

The Group did not have any significant unrecognized tax benefits, and no significant interest and penalty expenses related to income taxes were recorded for the years ended December 31, 2023, 2024 and 2025. As of the reporting date, the Group has no uncertain tax positions.